Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of disaggregates the revenue

The following table disaggregates the revenue for the six months ended June 30, 2026 and 2025 are as follows:

	June 30,	June 30,
	2026	2025
	USD	USD

Advertisement publishing service	26,122,190	28,854,393
Total	26,122,190	28,854,393